Employee Benefit Plans - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	$ 38.3
2020	37.7
2021	38.2
2022	36.2
2023	35.9
2024 through 2028	162.4
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	0.9
2020	0.8
2021	0.8
2022	0.7
2023	0.7
2024 through 2028	$ 2.5